Warrants (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Private Placement [Member]
Warrant, Exercise price | $ / shares	$ 11.50
Warrant, Expiration date	Dec. 21, 2028
Warrant, Outstanding (in Shares) | shares	515,000
Warrant, Initial Fair Value | $	$ 66,952
Public Warrant [Member]
Warrant, Exercise price | $ / shares	$ 11.50
Warrant, Expiration date	Dec. 21, 2028
Warrant, Outstanding (in Shares) | shares	16,184,612
Warrant, Initial Fair Value | $	$ 1,942,153